Organization and Description of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

(1) Organization and Description of Business

Fanhua Inc. (the “Company”) (formally known as “CNinsure Inc.”) was incorporated in the Cayman Islands on April 10, 2007 and listed on the Nasdaq on October 31, 2007. The Company, its subsidiaries and the consolidated variable interest entities (the “VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in the provision of agency services and insurance claims adjusting services in the People’s Republic of China (the “PRC”).